Segment reporting - Items included in measure of adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nigeria
Disclosure of operating segments [line items]
Power generation	$ 251,314	$ 284,965	$ 342,259
Staff costs	31,965	53,019	55,041
Tower repairs and maintenance	19,880	46,792	53,539
SSA
Disclosure of operating segments [line items]
Power generation	90,360	104,905	72,572
Staff costs	33,091	29,463	26,010
Tower repairs and maintenance	22,004	38,952	27,774
Latam
Disclosure of operating segments [line items]
Power generation	5,411	4,278	1,701
Staff costs	24,159	27,340	19,725
Tower repairs and maintenance	8,424	7,770	6,436
MENA
Disclosure of operating segments [line items]
Power generation	1,746	2,566	2,619
Staff costs	5,583	5,571	5,620
Tower repairs and maintenance	$ 3,060	$ 2,744	$ 2,377